Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the unaudited interim condensed consolidated statement of comprehensive income and unaudited interim condensed consolidated statement of financial position.

	For the six month period ended		For the three month period ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Revenue (1)	4,199,966	1,992,163	2,642,964	252,114
Cost of sales (2)	(4,859,562)	(1,539,682)	(3,317,333)	(20,040)

(1)	Includes impact of IAS 29 for $15,264 increase in revenues and $1,081,717 decrease in revenues for the six months period ended on December 31 2024 and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $4,632 increase in revenues and $87,359 decrease in revenues.
(2)	Includes impact of IAS 29 for $130,331 increase in costs of sales and $603,688 decrease in cost of sales for the six months period ended on December 31, 2024, and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $1,075,731 increase in cost of sales and $739,861 decrease in cost of sales.

Schedule of Non-Current Assets Other than Financial Instruments

Non-current assets other than financial instruments are located in the following countries:

	As of December 31, 2024	As of June 30, 2024
Luxembourg	1,181,034	1,262,532
United Kingdom	2,929,509	3,000,836
Argentina	4,789,052	4,673,592
United States	2,095,061	1,952,461
Total non-current assets other than financial instruments	$10,994,656	$10,889,421